Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	HOLLEY INC.
Entity Central Index Key	0001822928
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On July 21, 2021, Holley Inc., a Delaware corporation (the “Company,” “Holley,” “we,” “us” or “our”) f/k/a Empower Ltd. (“Empower”), filed a registration statement with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333-258075) (the “Registration Statement”), to initially register for resale by the selling securityholders named therein or their permitted transferees (i) up to 109,257,218 shares of its common stock, par value $0.0001 per share (“Common Stock”), and (ii) up to 6,333,334 warrants to purchase Common Stock. The Registration Statement was declared effective by the SEC on July 28, 2021.